Schedule I - Investments	12 Months Ended
Dec. 31, 2021
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Abstract]
Schedule I - Investments	SCHEDULE I - INVESTMENTS For the Twelve Months Ended December 31, 2021, 2020 and 2019 The Company’s investments comprise investments in subsidiaries.